Note 4 - Other Assets - Other Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Patented Technology [Member]
Technology licenses	$ 248,855	$ 248,855
Accumulated amortization – technology licenses	(248,855)	(238,855)
Deposits	11,010	11,010
Total other assets	$ 11,010	$ 21,010